INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY	12 Months Ended
Jul. 31, 2019
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY
INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY

NOTE 8 — INVESTMENT DEPOSIT FOR LIFE INSURANCE POLICY

On July 29, 2019, the Company made an investment deposit of $1,277,514 (HKD10 million) with Manulife (International) Limited (“Manulife”) in order to purchase a long-term life insurance investment instrument from Manulife to earn interest income, with ATIF Limited as the insurance beneficiary. The Company expects to hold this investment for five years in order to avoid surrender charge. Early redemption fee applies to subscription less than five years. The insurance company Manulife will invest the funds in certain portfolio of financial instruments, including money market funds, private fund, bonds or mutual funds, with variable rates of return on the investment. Historically, the rates of return on similar investments with Manulife ranged from 8.69% to 11.49%, with an average of 9.48% per annum. Interest income is to be paid to the Company on a monthly basis. The interest earned will be recognized in the consolidated statements of income and comprehensive income over the contractual term of this investment, unless the Company elects to early terminate the contract. The life insurance policy subsequently became effective on August 3, 2019, and the investment of $1,277,514 represents the carrying amount (surrender value) of the contract if it is to be terminated by the Company (see Note 16).